Intangible Assets, Net - Schedule of Amortization Expenses (Details)	Mar. 31, 2025 USD ($)
Aggregate Amortization expenses:
For six months ended 3/31/2025	$ (5,417,658)
Estimated Amortization Expenses:
For year ended 3/31/2026	12,065,192
For year ended 3/31/2027	12,129,958
For year ended 3/31/2028	12,006,452
For year ended 3/31/2029	10,293,699
For year ended 3/31/2030	$ 2,943,794